Remuneration System for the Management Board and Employees of the Group - 2014 Long Term Incentive Plan - Additional Information (Detail)			12 Months Ended
	Apr. 01, 2019 shares	Apr. 01, 2014 shares Beneficiary	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria fulfillment standards		1.0
Number of shares granted | shares	14,283
Share based compensation vesting period			4 years
Share based payment expense | €			€ 6,654,000	€ 5,585,000	€ 4,975,000
2014 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Long term incentive program expiration date		Apr. 01, 2018
Description of performance criteria fulfillment percentage			These criteria are approved annually by the Supervisory Board. The fulfillment of these criteria was set at 200% for one year, 54% for one year and 0% for two years.
Performance criteria fulfillment percentage		1.00%
Number of shares granted | shares		17,219
Share based compensation vesting period			4 years
Performance Criteria One [member] | 2014 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria fulfillment percentage		200.00%
Performance Criteria Two [member] | 2014 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria fulfillment percentage		54.00%
Performance Criteria Three [member] | 2014 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria fulfillment percentage		0.00%
Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted			9,347
Performance share [member] | 2014 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense | €			€ 0	€ 6,388	€ 55,759
Management board [member] | Performance share [member] | 2014 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted		6,969
Senior management [member] | Performance share [member] | 2014 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted		8,216
Former members of management board and senior management group [member] | Performance share [member] | 2014 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted		2,034